Segments and Related Information - Schedule of Revenue from Significant Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenues	$ 184,222	$ 130,609	$ 332,383	$ 249,722	$ 612,241	$ 656,524
Revenue | Customer Concentration Risk | Customer
Revenue
Revenues	$ 131,769	$ 99,166	$ 227,067	$ 195,120
Risk percentage of Revenue	71.50%	75.90%	68.30%	78.10%
Revenue | Customer Concentration Risk | AT&T
Revenue
Revenues	$ 77,262	$ 62,909	$ 133,245	$ 123,692
Risk percentage of Revenue	41.90%	48.20%	40.10%	49.50%
Revenue | Customer Concentration Risk | Verizon
Revenue
Revenues	$ 29,793	$ 17,026	$ 52,643	$ 34,876
Risk percentage of Revenue	16.20%	13.00%	15.80%	14.00%
Revenue | Customer Concentration Risk | T- Mobile
Revenue
Revenues	$ 24,714	$ 19,231	$ 41,179	$ 36,552
Risk percentage of Revenue	13.40%	14.70%	12.40%	14.60%